Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Total Revenues	$ 23,014	$ 29,549
Costs and Expenses [Abstract]
Lease operating expenses	4,796	5,729
Production taxes	1,061	1,359
Exploration costs	424	727
Depletion, depreciation, amortization and accretion	5,990	5,635
General and administrative:
Administrative costs	2,445	3,219
Unit based compensation expense	413	153
Cost of contract services - related parties	148	168
Transaction costs	1,049	(1)
Total Costs and Expenses	16,326	16,989
Income From Operations	6,688	12,560
Other Expense:
Interest expense	(1,235)	(1,366)
Loss on derivatives	(13,909)	(18,035)
Total Other Expense	(15,144)	(19,401)
Net Loss Before Income Taxes	(8,456)	(6,841)
Income Tax Expense (Benefit)	515	0
Net loss	(7,941)	(6,841)
Dividends on preferred units	(917)	(864)
Net Loss Attributable to Common Unitholders	$ (8,858)	$ (7,705)
Net Loss per Unit:
Basic (in USD per unit)	$ (5.79)	$ (5.04)
Diluted (in USD per unit)	$ (5.79)	$ (5.04)
Weighted Average Common Units Outstanding:
Basic weighted-average common units outstanding (in shares)	1,529,937	1,525,791
Diluted weighted-average common units outstanding (in shares)	1,529,937	1,525,791
Oil and natural gas sales, net
Revenues [Abstract]
Total Revenues	$ 22,414	$ 28,499
Contract services – related parties
Revenues [Abstract]
Total Revenues	$ 600	$ 1,050